Segmental information - Reconciliation of underlying earnings to net earnings (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Exchange and derivative gains/(losses), pre-tax [abstract]
Underlying earnings, pre-tax	$ 17,918
Impairment loss	0	$ 1,134
Exchange gains/(losses) on net debt and intragroup balances, pre-tax	374
Losses on currency and interest rate derivatives not qualifying for hedge accounting, pre-tax	(52)
(Losses)/gains on embedded commodity derivatives not qualifying for hedge accounting, pre-tax	(16)
Net losses from movements to closure estimates (non-operating and fully impaired sites), pre-tax	(175)
Items excluded from underlying earnings pre-tax	131
Profit before taxation	18,049	5,279
Exchange and derivative gains/(losses), tax [abstract]
Underlying earnings, tax	(4,999)
Impairment charges, tax	0
Exchange gains/(losses) on net debt and intragroup balances, tax	(34)
Losses on currency and interest rate derivatives not qualifying for hedge accounting, tax	10
(Losses)/gains on embedded commodity derivatives not qualifying for hedge accounting, tax	0
Net losses from movements to closure estimates (non-operating and fully impaired sites, tax	42
Total excluded from underlying earnings, tax	18
Taxation	(4,981)	(1,828)
Exchange and derivative gains/(losses), non-controlling interests [abstract]
Underlying earnings attributable to noncontrolling interests	(753)
Non-controlling interests	0
Exchange gains/(losses) on net debt and intragroup balances, noncontrolling interests	7
Losses on currency and interest rate derivatives not qualifying for hedge accounting, noncontrolling interests	(3)
(Losses)/gains on embedded commodity derivatives not qualifying for hedge accounting, noncontrolling interests	(6)
Net losses from movements to closure estimates (non-operating and fully impaired sites, noncontrolling interests	0
Total excluded from underlying earnings, noncontrolling interests	(2)
Profit (loss), attributable to non-controlling interests	(755)	(135)
Exchange and derivative gains/(losses), net [abstract]
Underlying earnings, net	12,166	4,750
Impairment charges, net	0	1,033
Exchange gains/(losses) on net debt and intragroup balances, net	347	(149)
Losses on currency and interest rate derivatives not qualifying for hedge accounting, net	(45)	(167)
(Losses)/gains on embedded commodity derivatives not qualifying for hedge accounting, net	(22)	33
Net losses from movements to closure estimates (non-operating and fully impaired sites, net	(133)	(118)
Total excluded from underlying earnings, net	147	(1,434)
Net earnings, attributable to owners of Rio Tinto	$ 12,313	$ 3,316